BALANCE SHEETS (Unaudited) (Parenthetical) - Gores Metropoulos II, Inc. - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)		440,000,000
Class A Common Stock
Mezzanine equity, shares issued (in shares)	45,000,000	0
Shares subject to possible redemption, redemption value per share	$ 10	$ 10
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	45,000,000	0
Common stock, shares outstanding (in shares)	45,000,000	0
Class F Common Stock
Preferred stock, shares issued (in shares)		11,500,000
Preferred stock, shares outstanding (in shares)		11,500,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	11,250,000	11,500,000
Common stock, shares outstanding (in shares)	11,250,000	11,500,000